Financial instruments - Fair value of the convertible senior secured notes (Details) £ in Thousands, $ in Millions		12 Months Ended
	Dec. 15, 2021 USD ($)	Dec. 31, 2022	Dec. 31, 2021 GBP (£)
Financial instruments
Aggregate purchase price | £			£ 166,981
Financial liabilities at fair value through profit and loss | Financial liabilities at fair value through profit and loss category | Interest rate | Level 3
Financial instruments
Significant unobservable input liabilities		0.090	0.090
Financial liabilities at fair value through profit and loss | Financial liabilities at fair value through profit and loss category | Expected life | Level 3
Financial instruments
Significant unobservable input liabilities		0.050	0.040
Financial liabilities at fair value through profit and loss | Financial liabilities at fair value through profit and loss category | Risk-free rate | Level 3
Financial instruments
Significant unobservable input liabilities		0.0125	0.041
Financial liabilities at fair value through profit and loss | Financial liabilities at fair value through profit and loss category | Dividend yield | Level 3
Financial instruments
Significant unobservable input liabilities		0	0
Financial liabilities at fair value through profit and loss | Financial liabilities at fair value through profit and loss category | Volatility | Level 3
Financial instruments
Significant unobservable input liabilities		0.525	0.650
Financial liabilities at fair value through profit and loss | Financial liabilities at fair value through profit and loss category | Credit spread | Level 3
Financial instruments
Significant unobservable input liabilities		0.2128	0.2638
Convertible Senior Secured Notes | Mudrick
Financial instruments
Aggregate purchase price | $	$ 192.0
Convertible Senior Secured Notes | Financial liabilities at fair value through profit and loss category | Level 3 | Minimum
Financial instruments
Term of US Government debt to calculate interest rate, fair value measurement input		3 years
Historical share price volatility period of comparable companies, fair value measurement input		3 months
Convertible Senior Secured Notes | Financial liabilities at fair value through profit and loss category | Level 3 | Maximum
Financial instruments
Term of US Government debt to calculate interest rate, fair value measurement input		5 years
Historical share price volatility period of comparable companies, fair value measurement input		4 years